Note 5 - Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
5.	Accrued Liabilities

Accrued liabilities consisted of the following as of December 31, 2015 and 2014 (in thousands):

	December 31, 2015	December 31, 2014

Accrued professional fees	$388	$117
Accrued clinical trial costs	112	-
Accrued bonuses	613	-
Accrued vacation	68	86
Other accruals	112	20
Total accrued liabilities	$1,293	$223